Assets/Liabilities for Insurance Contracts and Reinsurance Contracts (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of types of insurance contracts [abstract]
Assets Related to Insurance and Reinsurance Contracts
Assets and Liabilities related to insurance and reinsurance contracts as of the indicated dates are detailed as follows:

			Total as
	Life	Non Life	12.31.23
Insurance contract assets	3,058,497	16,740,112	19,798,609
Insurance contract liabilities	(4,720,760)	(208,351,368)	(213,072,128)
Reinsurance contract assets	—	57,684,449	57,684,449
Reinsurance contract liabilities	(924,418)	(3,437,064)	(4,361,482)

			Total as
	Life	Non Life	12.31.22
Insurance contract assets	1,796,907	5,250,167	7,047,074
Insurance contract liabilities	(7,959,169)	(241,550)	(8,200,719)
Reinsurance contract assets	26,572	172,522	199,094

Assets and Liabilities Related to Insurance Contracts

	12.31.23	12.31.22
Insurance contract assets	19,798,609	7,047,074
Insurance contract liabilities	(213,072,128)	(8,200,719)
Liabilities for remaining coverage	39,949,609	6,390,376
Estimates of the present value of cash flows	(3,699,921)	(4,551,738)
Risk adjustment	(175,337)	(58,555)
Cost service margin	(2,574,959)	(3,375,041)
Premium reserve - Simplified Model	46,399,826	14,375,710
Liabilities for incurred claims	(233,223,128)	(7,544,021)
Estimates of the present value of cash flows	(229,691,117)	(7,116,827)
Risk adjustment	(3,532,011)	(427,194)
Reinsurance contract assets	57,684,449	199,094
Reinsurance contract liabilities	(4,361,482)	—
Liabilities for remaining coverage	8,709,131	(260,825)
Estimates of the present value of cash flows	—	—
Risk adjustment	—	—
Cost service margin	—	—
Premium reserve - Simplified Model	8,709,131	(260,825)
Liabilities for incurred claims	44,613,836	459,919
Estimates of the present value of cash flows	44,480,361	439,410
Risk adjustment	133,475	20,509

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract assets	14,334,759	—	(6,864,960)	(422,725)	7,047,074
Opening insurance contract liabilities	(3,331,699)	—	(4,805,992)	(63,028)	(8,200,719)
Net balance as at December 31, 2022	11,003,060	—	(11,670,952)	(485,753)	(1,153,645)
Insurance revenue	193,078,501	—	—	—	193,078,501
Incurred claims and other directly attributable expenses	—	—	(99,265,745)	661,014	(98,604,731)
Losses on onerous contracts and reversal of those losses	—	(859,098)	—	—	(859,098)
Insurance acquisition cash flows amortization	(19,064,323)	—	—	—	(19,064,323)
Insurance service expenses	(19,064,323)	(859,098)	(99,265,745)	661,014	(118,528,152)
Insurance service result	174,014,178	(859,098)	(99,265,745)	661,014	74,550,349
IAS 29 + Finance expenses from insurance contracts held	(10,958,281)	—	3,143,756	173,233	(7,641,292)
Total amounts recognized in comprehensive income	163,055,897	(859,098)	(96,121,989)	834,247	66,909,057
Cash flows
Premiums received	(193,552,825)	—	—	—	(193,552,825)
Claims and other directly attributable expenses paid	—	—	74,721,532	—	74,721,532
Insurance acquisition cash flows	31,392,047	—	—	—	31,392,047
Total cash flows	(162,160,778)	—	74,721,532	—	(87,439,246)
Acquisitions	32,786,862	—	(200,320,706)	(4,055,841)	(171,589,685)
Net balance as at December 31, 2023	44,685,041	(859,098)	(233,392,115)	(3,707,347)	(193,273,519)
Closing insurance contract liabilities	14,746,287	(84,562)	(224,296,882)	(3,436,971)	(213,072,128)
Closing insurance contract assets	29,938,754	(774,536)	(9,095,233)	(270,376)	19,798,609
Net balance as at December 31, 2023	44,685,041	(859,098)	(233,392,115)	(3,707,347)	(193,273,519)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	(260,828)	—	439,415	20,507	199,094
Net balance as at December 31, 2022	(260,828)	—	439,415	20,507	199,094
Reinsurance expenses	(11,960,442)	—	—	—	(11,960,442)
Incurred claims recovery	—	—	10,304,081	(10,325)	10,293,756
Loss recovery component	—	376,975	—	—	376,975
Net income (expenses) from reinsurance contracts held	(11,960,442)	376,975	10,304,081	(10,325)	(1,289,711)
IAS 29 + Finance results from reinsurance contracts held	8,801,532	—	8,288,843	(13,923)	17,076,452
Total amounts recognized in comprehensive income	(3,158,910)	376,975	18,592,924	(24,248)	15,786,741
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	7,619,989	—	—	—	7,619,989
Recoveries from reinsurance	—	—	(2,666,648)	—	(2,666,648)
Total cash flows	7,619,989	—	(2,666,648)	—	4,953,341
Acquisitions	4,131,905	—	28,114,670	137,216	32,383,791
Net balance as at December 31, 2023	8,332,156	376,975	44,480,361	133,475	53,322,967
Closing reinsurance contract liabilities	(7,555,766)	—	3,127,873	66,411	(4,361,482)
Closing reinsurance contract assets	15,887,922	376,975	41,352,488	67,064	57,684,449
Net balance as at December 31, 2023	8,332,156	376,975	44,480,361	133,475	53,322,967

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract liabilities	9,388,405	—	(9,945,419)	—	(557,014)
Net balance as at December 31, 2021	9,388,405	—	(9,945,419)	—	(557,014)
Insurance revenue	140,075,284	—	—	—	140,075,284
Incurred claims and other directly attributable expenses	—	—	(60,000,552)	(485,753)	(60,486,305)
Insurance acquisition cash flows amortization	5,561,806	—	—	—	5,561,806
Insurance service expenses	5,561,806	—	(60,000,552)	(485,753)	(54,924,499)
Insurance service result	145,637,090	—	(60,000,552)	(485,753)	85,150,785
IAS 29 + Finance expenses from insurance contracts held	(17,907,159)	—	1,296,700	—	(16,610,459)
Total amounts recognized in comprehensive income	127,729,931	—	(58,703,852)	(485,753)	68,540,326
Cash flows
Premiums received	(129,842,877)	—	—	—	(129,842,877)
Claims and other directly attributable expenses paid	—	—	56,978,319	—	56,978,319
Insurance acquisition cash flows	3,727,601	—	—	—	3,727,601
Total cash flows	(126,115,276)	—	56,978,319	—	(69,136,957)
Net balance as at December 31, 2022	11,003,060	—	(11,670,952)	(485,753)	(1,153,645)
Closing insurance contract liabilities	(3,331,699)	—	(4,805,992)	(63,028)	(8,200,719)
Closing insurance contract assets	14,334,759	—	(6,864,960)	(422,725)	7,047,074
Net balance as at December 31, 2022	11,003,060	—	(11,670,952)	(485,753)	(1,153,645)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	35,174	—	861,450	—	896,624
Opening reinsurance contract liabilities	—	—	—	—	—
Net balance as at December 31, 2021	35,174	—	861,450	—	896,624
Reinsurance expenses	(5,091,187)	—	—	—	(5,091,187)
Incurred claims recovery	—	—	703,532	20,507	724,039
Net income (expenses) from reinsurance contracts held	(5,091,187)	—	703,532	20,507	(4,367,148)
IAS 29 + Finance results from reinsurance contracts held	263,682	—	(501,866)	—	(238,184)
Total amounts recognized in comprehensive income	(4,827,505)	—	201,666	20,507	(4,605,332)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	4,531,503	—	—	—	4,531,503
Recoveries from reinsurance	—	—	(623,701)	—	(623,701)
Total cash flows	4,531,503	—	(623,701)	—	3,907,802
Net balance as at December 31, 2022	(260,828)	—	439,415	20,507	199,094
Closing reinsurance contract assets	(260,828)	—	439,415	20,507	199,094
Net balance as at December 31, 2022	(260,828)	—	439,415	20,507	199,094

Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract
Insurance liabilities were recorded using the current estimates of future cash flows derived from insurance contracts. The assumptions used are as follows:

	12.31.23	12.31.22
Mortality Table	1983 Table A	1983 Table A
Investment (Discount) Rate	Products in US$: 4.64% annually	Products in US$: 4.84% annually
	Products in Ps.: 181.38% annually	Products in Ps.: 108.46% annually
Life Insurance Reference Rate	75% of the projection of the BADLAR rate starting from 69.47% plus the correction according to Resolution 2020-321 of the Argentine Superintendency of Insurance.	75% of the projection of the BADLAR rate starting from 69.47% plus the correction according to Resolution 2020-321 of the Argentine Superintendency of Insurance.
Administrative Expenses	Ps.3.39 for voluntary retirement and Ps.22.86for annuities	Ps.4.84 for voluntary retirement and Ps.29.83 for annuities